Deposits	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $294,452 and $216,577 at year-end 2019 and 2018, respectively.  Time deposits of $250 or more were $148,473 and $72,685 at year-end 2019 and 2018, respectively.

Scheduled maturities of time deposits for the next five years are as follows:

2020	$189,268
2021	82,813
2022	54,764
2023	20,174
2024	17,124
Thereafter	7
Total	$364,150

Brokered deposits at year-end 2019 and 2018 totaled $124,884 and $101,215, respectively.